J.P. MORGAN INVESTOR FUNDS

JPMorgan Investor Conservative Growth Fund

JPMorgan Investor Balanced Fund

JPMorgan Investor Growth & Income Fund

JPMorgan Investor Growth Fund

(Each a “Fund” and collectively the “Funds”)

(All Share Classes)

(Each a series of JPMorgan Trust II)

Supplement dated September 3, 2013

to the Prospectus dated November 1, 2012, as supplemented

Changes to Expense Limitation Agreement. Effective September 1, 2013, the Funds’ adviser, administrator, and distributor (the “Service Providers”) contractually agreed to waive fees and/or reimburse additional expenses on all share classes of the Funds. In connection with this commitment, the “Annual Fund Operating Expenses” and “Example” tables for the Funds in the Funds’ prospectus (“Prospectus”) are hereby replaced with the corresponding tables below.

JPMorgan Investor Conservative Growth Fund

The tables below replace the corresponding tables on pages 1-2 of the Prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C	Select Class
Management Fees	0.05%	0.05%	0.05%	0.05%
Distribution (Rule 12b-1) Fees	0.25	0.75	0.75	NONE
Other Expenses	0.38	0.38	0.38	0.38
Shareholder Service Fees	0.25	0.25	0.25	0.25
Remainder of Other Expenses	0.13	0.13	0.13	0.13

Acquired Fund Fees and Expenses (Underlying Fund)	0.94	0.94	0.94	0.94

Total Annual Fund Operating Expenses	1.62	2.12	2.12	1.37
Fee Waivers and Expense Reimbursements[1]	(0.29)	(0.04)	(0.04)	(0.29)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	1.33	2.08	2.08	1.08

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class B, Class C and Select Class Shares (excluding Acquired Fund Fees and Expenses (Underlying Fund), dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.39%, 1.14%, 1.14% and 0.14%, respectively, of their average daily net assets. This contract cannot be terminated prior to 9/1/14 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 8/31/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	579	911	1,266	2,262
CLASS B SHARES ($)	711	960	1,135	2,321
CLASS C SHARES ($)	311	660	1,135	2,449
SELECT CLASS SHARES ($)	110	405	722	1,621

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	579	911	1,266	2,262
CLASS B SHARES ($)	211	660	1,135	2,321
CLASS C SHARES ($)	211	660	1,135	2,449
SELECT CLASS SHARES ($)	110	405	722	1,621

JPMorgan Investor Balanced Fund

The tables below replace the corresponding tables on pages 6-7 of the Prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C	Select Class
Management Fees	0.05%	0.05%	0.05%	0.05%
Distribution (Rule 12b-1) Fees	0.25	0.75	0.75	NONE
Other Expenses	0.39	0.39	0.39	0.39
Shareholder Service Fees	0.25	0.25	0.25	0.25
Remainder of Other Expenses	0.14	0.14	0.14	0.14

Acquired Fund Fees and Expenses (Underlying Fund)	1.00	1.00	1.00	1.00

Total Annual Fund Operating Expenses	1.69	2.19	2.19	1.44
Fee Waivers and Expense Reimbursements[1]	(0.30)	(0.05)	(0.05)	(0.30)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	1.39	2.14	2.14	1.14

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class B, Class C and Select Class Shares (excluding Acquired Fund Fees and Expenses (Underlying Fund), dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.39%, 1.14%, 1.14% and 0.14%, respectively, of their average daily net assets. This contract cannot be terminated prior to 9/1/14 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 8/31/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	585	931	1,300	2,334
CLASS B SHARES ($)	717	980	1,170	2,394
CLASS C SHARES ($)	317	680	1,170	2,520
SELECT CLASS SHARES ($)	116	426	758	1,698

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	585	931	1,300	2,334
CLASS B SHARES ($)	217	680	1,170	2,394
CLASS C SHARES ($)	217	680	1,170	2,520
SELECT CLASS SHARES ($)	116	426	758	1,698

JPMorgan Investor Growth & Income Fund

The tables below replace the corresponding tables on pages 11-12 of the Prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C	Select Class
Management Fees	0.05%	0.05%	0.05%	0.05%
Distribution (Rule 12b-1) Fees	0.25	0.75	0.75	NONE
Other Expenses	0.41	0.42	0.41	0.41
Shareholder Service Fees	0.25	0.25	0.25	0.25
Remainder of Other Expenses	0.16	0.17	0.16	0.16

Acquired Fund Fees and Expenses (Underlying Fund)	1.06	1.06	1.06	1.06

Total Annual Fund Operating Expenses	1.77	2.28	2.27	1.52
Fee Waivers and Expense Reimbursements[1]	(0.32)	(0.08)	(0.07)	(0.32)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	1.45	2.20	2.20	1.20

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class B, Class C and Select Class Shares (excluding Acquired Fund Fees and Expenses (Underlying Fund), dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.39%, 1.14%, 1.14% and 0.14%, respectively, of their average daily net assets. This contract cannot be terminated prior to 9/1/14 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 8/31/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	591	952	1,338	2,415
CLASS B SHARES ($)	723	1,005	1,313	2,482
CLASS C SHARES ($)	323	703	1,209	2,600
SELECT CLASS SHARES ($)	122	449	799	1,785

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	591	952	1,338	2,415
CLASS B SHARES ($)	223	705	1,213	2,482
CLASS C SHARES ($)	223	703	1,209	2,600
SELECT CLASS SHARES ($)	122	449	799	1,785

JPMorgan Investor Growth Fund

The tables below replace the corresponding tables on pages 16-17 of the Prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C	Select Class
Management Fees	0.05%	0.05%	0.05%	0.05%
Distribution (Rule 12b-1) Fees	0.25	0.75	0.75	NONE
Other Expenses	0.45	0.45	0.45	0.45
Shareholder Service Fees	0.25	0.25	0.25	0.25
Remainder of Other Expenses	0.20	0.20	0.20	0.20

Acquired Fund Fees and Expenses (Underlying Fund)	0.99	0.99	0.99	0.99

Total Annual Fund Operating Expenses	1.74	2.24	2.24	1.49
Fee Waivers and Expense Reimbursements[1]	(0.36)	(0.11)	(0.11)	(0.36)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	1.38	2.13	2.13	1.13

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class B, Class C and Select Class Shares (excluding Acquired Fund Fees and Expenses (Underlying Fund), dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.39%, 1.14%, 1.14% and 0.14%, respectively, of their average daily net assets. This contract cannot be terminated prior to 9/1/14 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 8/31/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	584	940	1,319	2,381
CLASS B SHARES ($)	716	990	1,290	2,441
CLASS C SHARES ($)	316	690	1,190	2,566
SELECT CLASS SHARES ($)	115	436	779	1,749

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	584	940	1,319	2,381
CLASS B SHARES ($)	216	690	1,190	2,441
CLASS C SHARES ($)	216	690	1,190	2,566
SELECT CLASS SHARES ($)	115	436	779	1,749

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUSES FOR FUTURE REFERENCE